BUSINESS COMBINATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

NOTE 5. BUSINESS COMBINATIONS

Reverse Recapitalization

On December 18, 2020, DFHT, CareMax, IMC and Deerfield Partners, LLP (“Deerfield”) entered into a Business Combination agreement. After completion of the closing of the business combination (the “Business Combination”), the combined company will operate under the name CareMax.

Pursuant to the Business Combination agreement, DFHT will acquire all of the issued and outstanding equity interests  of CareMax and IMC in exchange for a combination of cash and equity consideration in the form of Class A common shares of DFHT. As discussed further in Note 12. Subsequent Events, the Business Combination was consummated on June 8, 2021.

An additional 3,500,000 and 2,900,000 shares of DFHT Class A Common Stock (the “Earnout Shares”) are payable after the Closing to the members of the CareMax Group and IMC Parent, respectively, upon satisfaction of certain conditions. The fair value of the Earnout Shares is included in the estimated fair value of the consideration payable at closing.

The acquisition of CareMax will be accounted for as a reverse recapitalization in which CareMax has been determined to be the accounting acquirer.  The acquisition of IMC will be accounted for as a business combination in accordance with ASC 805, Business Combinations.

Completed Business Combinations

On December 10, 2020, CareMax purchased the operations of and a  100% controlling financial interest in Clinica Las Americas Inc. which constitutes a business, (now operating as CareMax Medical Center of Little Havana II, LLC) through an agreement with the shareholders of Clinica Las Americas Inc. The purchase price consisted of cash of $4,125,000 plus an additional contingent payment of $875,000 for achieving certain threshold member enrollment and medical loss ratios during the threshold enrollment period. The agreement also calls for up to four additional contingent payments of $175,000 for achieving increasingly higher enrollment thresholds during the threshold enrollment period. This additional consideration is recorded in Accrued Expenses in the combined statement of operations.

On July 30, 2020, CareMax purchased the operations of and 100% controlling financial interest in Cardona Medical Center Inc. which constitutes a business, (now operating as CareMax Medical Center of Little Havana, LLC, “Little Havana”) through an agreement with the shareholder of Cardona Medical Center Inc. The purchase price was $3,015,700 which includes a promissory note executed by the Company for $450,000 at 5% interest per annum. The promissory note is included in Long Term Debt on the combined balance sheets. Interest expense was $5,625 for the three months ended March 31, 2021.

NOTE 5. BUSINESS COMBINATIONS

Pending Reverse Recapitalization

On December 18, 2020, Deerfield Healthcare Technology Acquisitions Corp.(“DFHT”), CareMax Medical Group, LLC (“CareMax”), IMC Medical Group Holdings, LLC (“IMC”), the CareMax Group, IMC Holdings, LLC (“IMC Parent”), and Deerfield Partners, LLP (“Deerfield”) entered into a Business Combination agreement. The closing is expected to occur in the first or second quarter of 2021. After completion of the closing of the Business Combination, the combined company will operate under the name CareMax. Pursuant to the agreement, DFHT will acquire all of the issued and outstanding equity interests  of CareMax and IMC in exchange for a combination of cash and equity consideration in the form of Class A common shares of DFHT.

The aggregate consideration payable at the closing of the Business Combination to the members of CareMax and IMC will be approximately $364 million and $250 million, respectively, subject to the purchase price adjustments as set forth in the Business Combination Agreement (the “Closing Merger Consideration”). The Closing Merger Consideration is required to comprise of 68% and 45% in cash for each of the members of CareMax and IMC, respectively, with the remainder of the Closing Merger Consideration comprising DFHT Class A Common Stock, valued at $10.00 per share.

An additional 3,500,000 and 2,900,000 shares of DFHT Class A Common Stock (the “Earnout Shares”) are payable after the Closing to the members of the CareMax Group and IMC Parent, respectively, upon satisfaction of certain conditions.

Completed Business Combinations

On December 10, 2020, CareMax purchased the operations of and 100% controlling financial interest in Clinica Las Americas Inc. which constitutes a business, (now operating as CareMax Medical Center of Little Havana II, LLC) through an agreement with the shareholders of Clinica Las Americas Inc. The purchase price consisted of cash of $4,125,000 plus an additional contingent payment of $875,000 for achieving certain threshold member enrollment and medical loss ratios during the threshold enrollment period. The agreement also calls for up to four additional contingent payments of $175,000 for achieving increasingly higher enrollment thresholds during the threshold enrollment period. This additional consideration is recorded in Accrued Expenses in the combined statement of operations. The revenue and net loss of Little Havana II since acquisition that are included in these combined financial statements are approximately $0.5 million and $0.3 million, respectively. The financial results for the Little Havana I acquisition for the periods prior to the acquisition would not materially change pro forma results. As a result, they are excluded from the pro forma presentation in Note 14.

On July 30, 2020, CareMax purchased the operations of and 100% controlling financial interest in Cardona Medical Center Inc. which constitutes a business, (now operating as CareMax Medical Center of Little Havana, LLC, “Little Havana”) through an agreement with the shareholder of Cardona Medical Center Inc. The purchase price was $3,015,700 which includes a promissory note executed by the Company for $450,000 at 5% interest per annum. The promissory note is included in Long Term Debt on the combined balance sheets. Interest expense was $8,876 for the year ended December 31, 2020. The revenue and net loss of Little Havana since acquisition that are included in these combined financial statements are approximately $1.5 million and $0.5 million, respectively.

On August 14, 2019, CareMax purchased the assets of New Life Health Group Inc (New Life),(100%), now operating as Tamarac, through an asset purchase agreement with New Life’s shareholders. The purchase price was $10,000,000, plus a possible $1,000,000 in additional compensation (“earn out”.) The $1,000,000 earn-out was earned and paid during the year ended December 31, 2020. Under the agreement, there was a $1,000,000 holdback to be paid out over three years after closing which is included in long-term debt. For the year ended December 31, 2020, one payment of approximately $330,000 was made from the holdback.

The estimated fair value of the assets acquired for all business combinations during the years ended December 31, 2020 and 2019 consisted of the following as of the acquisition date:

	2020	2019
Current Assets	$—	$700,909
Property and Equipment	50,000	401,208
Security Deposit	—	23,106
Identifiable Intangible Assets:
Non-compete agreements	600,000	650,000
Risk Contracts	3,575,000	4,180,000
Net Assets Acquired	4,225,000	5,955,223
Excess of Consideration over Net Assets Acquired	4,490,700	5,067,882
Total Consideration	$8,715,700	$11,023,105

No liabilities were assumed in the acquisitions. The excess of consideration paid over the net assets acquired is considered goodwill. The total amount of goodwill that is expected to be deductible for tax purposes is $15.9 million over a period of 15 years.